Term Loans (Details 5)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Maximum [Member]
Term loan agreement covenant terms, Senior Debt Leverage Ratio
December 31, 2012		2.60
March 31, 2013	5.10	2.60
June 30, 2013	5.00	2.40
September 30, 2013	4.50	2.20
December 31, 2013	3.50	2.00
March 31, 2014	3.25	1.80
June 30, 2014	3.00	1.60
September 30, 2014	2.75	1.50
December 31, 2014	2.50	1.40
March 31, 2015	2.25	1.30
June 30, 2015	2.00	1.20
September 30, 2015	1.75	1.10
December 31, 2015	1.50
December 31, 2015 and the last day of each succeeding fiscal quarter thereafter		1.00
March 31, 2016	1.25
June 30, 2016 and the last day of each succeeding fiscal quarter thereafter	1.00
Minimum [Member]
Term loan agreement covenant terms, Senior Debt Leverage Ratio
December 31, 2012		1.00
March 31, 2013	1.00	1.00
June 30, 2013	1.00	1.00
September 30, 2013	1.00	1.00
December 31, 2013	1.00	1.00
March 31, 2014	1.00	1.00
June 30, 2014	1.00	1.00
September 30, 2014	1.00	1.00
December 31, 2014	1.00	1.00
March 31, 2015	1.00	1.00
June 30, 2015	1.00	1.00
September 30, 2015	1.00	1.00
December 31, 2015	1.00
December 31, 2015 and the last day of each succeeding fiscal quarter thereafter		1.00
March 31, 2016	1.00
June 30, 2016 and the last day of each succeeding fiscal quarter thereafter	1.00